Note 7 - Exploration and Evaluation Assets (Tables)	12 Months Ended
Mar. 31, 2026
Statement Line Items [Line Items]
Disclosure of detailed information about exploration expenditures [text block]
	Manitoba Lithium-Gold Properties	Quebec Lithium Property	Athabasca Properties	Total

Acquisition costs
Balance, March 31, 2025	$2,917,160	$127,153	$6,716,449	$9,760,762
Cash	225,000	-	-	225,000
Shares	225,000	-	-	225,000
Others	615	-	-	615
Impairment	-	(127,153)	-	(127,153)
Balance, March 31, 2026	3,367,775	-	6,716,449	10,084,224

Exploration costs
Balance, March 31, 2025	11,168,336	-	395,687	11,564,023
Assay	307,061	-	147,598	454,659
Drilling	683,459	-	1,751,055	2,434,514
Field work	559,443	-	2,390,854	2,950,297
Geological, consulting, and other	324,700	-	892,029	1,216,729
Survey	-	-	1,948,982	1,948,982
Balance, March 31, 2026	13,042,999	-	7,526,205	20,569,204

Total Balance – March 31, 2026	$16,410,774	$-	$14,242,654	$30,653,428
	New Mexico Gold Property	Manitoba Lithium-Gold Properties	Quebec Lithium Property	Athabasca Properties	Total

Acquisition costs
Balance, March 31, 2024	$1,338,793	$2,616,392	$127,153	$-	$4,082,338
Cash	99,189	150,768	-	-	249,957
Shares	-	150,000	-	6,716,449	6,866,449
Spin-out	(1,437,982)	-	-	-	(1,437,982)
Balance, March 31, 2025	-	2,917,160	127,153	6,716,449	9,760,762

Exploration costs
Balance, March 31, 2024	419,233	10,592,842	-	-	11,012,075
Assay	-	55,945	-	-	55,945
Drilling	-	42,950	-	97,308	140,258
Geological, consulting, and other	28,940	676,599	-	298,379	1,003,918
Exploration cost recovery	-	(200,000)	-	-	(200,000)
Spin-out	(448,173)	-	-	-	(448,173)
Balance, March 31, 2025	-	11,168,336	-	395,687	11,564,023

Total Balance – March 31, 2025	$-	$14,085,496	$127,153	$7,112,136	$21,324,785